Finance Expenses, Net (Details) - Schedule of finance expenses, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of finance expenses, net [Abstract]
Banking expenses	$ 1,056	$ 590	$ 428
Bank fees	2,263	986	855
Other financial expenses	354	281	157
Net fair value gain of warrant liabilities	(5,851)
Net fair value gain of shares held in escrow	(4,506)
Interest expense	85,320	52,632	41,543
Total	$ 78,636	$ 54,489	$ 42,983